Share Capital	12 Months Ended
Apr. 30, 2026
Disclosure of classes of share capital [Abstract]
Share Capital [Text Block]

12. Share Capital

a) Authorized

The Company's authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.

b) Issued and outstanding

As at April 30, 2026, 351,018,130 (April 30, 2025: 298,374,460) common shares with no par value were issued and outstanding.

During the year ended April 30, 2026, the Company issued common shares as follows:

233,553 warrants were exercised at a weighted average exercise price of CAD$1.48 for proceeds of $250, and 6,277,000 options were exercised at a weighted average exercise price of CAD$1.81 for proceeds of $8,322. In addition, 749,080 restricted share units ("RSUs") were exercised and converted to common shares with a weighted average price of CAD$1.87.

On July 14, 2025, the Company completed the bought deal public offering of 38,334,100 common shares of the Company at a price of $3.00 per common share for aggregate gross proceeds of approximately $115,002. The Company paid to the underwriters a cash commission of approximately  $6,944 in cash share issue costs and other costs for net proceeds of approximately $108,058.

During the year, the Company conducted a series of financings through its existing At-the-Market Offerings ("ATM") facility. As a result, a total of 3,100,000 common shares were issued at a weighted average share price of $3.13 per common share for aggregate gross proceeds of approximately $9,692. Cash commissions were paid to the underwriters of the transactions for a total of approximately $242.

On July 16, 2025, the Company issued 595,238 common shares for a total value of $973 to the sellers in relation to the acquisition of Goanna Resources (Note 9(a)). On October 16, 2025, the Company issued 714,286 common shares for a total value of $1,093 to the sellers in relation to the acquisition of Goanna Resources (Note 9(a)). On January 16, 2026, the Company issued 833,333 common shares for a total value of $1,223 to the sellers in relation to the acquisition of Goanna Resources (Note 9(a)). On April 16, 2026, the Company issued 952,381 common shares for a total value of $1,349 to the sellers in relation to the acquisition of Goanna Resources (Note 9(a))

On January 15, 2026, the Company issued 854,697 common shares for a total value of $4,436 to the sellers in relation to the acquisition of Fresnillo land claims (Note 9(c)).

During the year ended April 30, 2025, the Company issued common shares as follows:

15,040,837 warrants were exercised at a weighted average exercise price of CAD$1.90 for proceeds of $21,164, and 6,139,722 options were exercised at a weighted average exercise price of CAD$1.44 for proceeds of $6,362. In addition, 378,732 restricted share units ("RSUs") were exercised and converted to common shares with a weighted average price of CAD$1.69.

On September 19, 2024, the Company completed a bought deal public offering of 25,000,000 common shares of the Company at a price of CAD$2.60 per share for aggregate gross proceeds of CAD$65,000. In addition, the Company granted the underwriters an over-allotment option exercisable at the same price to purchase 3,750,000 which was exercised for gross proceeds of CAD$9,750.

During the year ended April 30, 2025, the Company completed numerous ATM for a total of 13,705,156 common shares of the Company at an average price of $2.17 for gross proceeds of approximately $29,738. Cash commissions to the underwriters of the transactions for a total of $7,477.

On May 8, 2024, the Company issued 448,137 shares for a total value of $650 in relation to the acquisition of San Enrique claims.

During the year ended April 30, 2025, the Company issued 1,269,841 shares for a total value of $2,181 in relation to the acquisition of Goanna Resources.

c) Warrants

A summary of the Company's warrants activity is as follows:

	April 30, 2026		April 30, 2025
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	#	CAD$	#	CAD$
Warrants outstanding, beginning of the year	233,553	1.48	15,437,163	1.89
Exercised	(233,553)	1.48	(15,040,837)	1.90
Expired	-	-	(162,773)	1.57
Warrants outstanding, end of the year	-	-	233,553	1.48

d) Options

The Company has adopted a Stock Option Plan pursuant to which options may be granted to directors, officers, and consultants of the Company. Under the terms of the Plan, the Company can issue a maximum of 10% of the issued and outstanding common shares at the time of the grant, a maximum term of 10 years, and the exercise price of each option is determined by the directors but may not be less than the closing market price of the Common Shares on the day preceding the date of granting of the option less any available discount, in accordance with TSXV Policies. No option may be granted for a term longer than ten years. Options granted under the Plan including vesting and the term, are determined by, and at the discretion of, the Board of Directors.

A summary of the Company's stock options activity during the years ended April 30, 2026 and 2025 is as follows:

	April 30, 2026		April 30, 2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	CAD$	#	CAD$
Options outstanding, beginning of the year	18,539,000	1.91	18,803,722	1.66
Issued	4,092,500	2.91	6,050,000	2.24
Cancelled	(29,500)	4.21	(175,000)	1.73
Exercised	(6,277,000)	1.81	(6,139,722)	1.44
Options outstanding, end of the year	16,325,000	2.20	18,539,000	1.91
Options exercisable, end of the year	12,692,000	2.06	14,110,000	1.85

A summary of the Company's stock options outstanding and exercisable as of April 30, 2026, is as follows:

Expiry date	Exercise price	Adjusted exercise price (1)	Number of Options outstanding	Number of Options exercisable
	$	$	#	#
June 22, 2026	2.31	2.20	1,415,000	1,415,000
July 27, 2026	2.44	2.32	69,500	69,500
September 24, 2026	2.25	2.23	1,165,000	1,165,000
February 1, 2027	2.45	2.43	200,000	200,000
June 2, 2027	1.74	1.72	185,000	185,000
February 10, 2028	1.6	1.59	1,048,000	1,048,000
May 19, 2028	1.6	1.59	2,124,000	2,124,000
November 15, 2028	1.36	1.59	200,000	200,000
February 27, 2029	0.15	0.14	480,000	480,000
June 12, 2029	2.26	2.24	5,526,000	4,320,000
May 1, 2030	2.90	2.90	3,895,500	1,468,500
July 29, 2030	4.33	4.33	17,000	17,000
			16,325,000	12,692,000

(1) According to the Arrangement with Vizsla Royalties on June 24, 2024, each Vizsla Silver Option was exchanged for one Vizsla Silver Replacement Option with the exercise price being adjusted accordingly.

A summary of the Company's assumptions used in the Black-Scholes option pricing model to calculate the fair value of the options granted is as follows:

	April 30, 2026	April 30, 2025
Risk Free Interest Rate	2.70% - 3.03%	3.41%
Expected Dividend Yield	-	-
Expected Volatility	75%	75%
Expected Term in Years	5 years	5 years

The Company recorded $5,502 as share-based compensation for the year ended April 30, 2026 (April 30, 2025: $5,804) after adjusting for an estimated forfeiture rate of 4% (April 30, 2025: 4%), which resulted in a reduction of the fair value of share-based compensation by $233 for the year ended April 30, 2026 (April 30, 2025: $239).

e) Restricted shares units ("RSU")

A summary of the Company's RSUs activity is as follows:

	April 30 2026		April 30, 2025
	Number of RSUs	Weighted average exercise price	Number of RSUs	Weighted average exercise price
	#	CAD$	#	CAD$
RSUs outstanding, beginning of the year	1,360,868	2.06	1,044,073	1.69
Issued	1,642,000	2.51	775,000	2.34
Exercised and converted to shares	(749,080)	1.87	(378,732)	1.69
Cancelled	(104,452)	4.17	(79,473)	1.79
RSUs outstanding, end of the year	2,149,336	2.33	1,360,868	2.06

The following RSUs were outstanding and exercisable on April 30, 2026:

Grant date	Exercise price	Number of RSUs outstanding
	CAD$	#
01-Apr-24	1.77	106,000
12-Jun-24	2.26	503,336
01-May-25	2.26	1,445,000
29-Jul-25	4.33	35,000
24-Apr-26	4.60	60,000
		2,149,336

For the year ended April 30, 2026, the Company recognized a share-based compensation of $1,786 (April 30, 2025: $1,107) for the RSUs. For year ended April 30, 2026, the Company used an estimated forfeiture rate of 4% (April 30, 2025: 4%), resulting in an impact of $101 (April 30,2025: $47), which reduces the fair value of share-based compensation. As of April 30, 2026, none of the RSUs outstanding are exercisable.

f) Deferred shares units ("DSUs")

On May 1, 2025, the Company granted 850,000 DSUs to independent directors of the Company. The DSUs vest immediately and will be settled for one common share of the Company upon the time that the grantee ceases to hold their position as an independent director.

During the year ended April 30, 2026, the Company has recognized share-based compensation of $1,685 (April 30, 2025: $nil) for the DSUs. The Company used an estimated forfeiture rate of 4% (April 30, 2025: 4%), resulting in an impact of $71 (April 30,2025: $nil), which reduces the fair value of share-based compensation.

g) Performance restricted shares units ("PRSUs")

On November 12, 2025, the Company granted 1,550,000 PRSUs which will vest one year after the public announcement of the Panuco feasibility Study and will be exchanged for one common share of the Company.

During the year ended April 30, 2026, the Company recognized share-based compensation of $1,904 (April 30, 2025: $nil) for the PRSUs. The Company used an estimated forfeiture rate of 4% (April 30, 2025: nil), resulting in an impact of $79 (April 30, 2025: $nil), which reduces the fair value of share-based compensation.

h) Shares to be issued

During the year ended April 30, 2026:

In relation to the acquisition of La Garra claims, a total of 1,190,476 remains as shares to be issued with a total value of $1,141. This is recorded pursuant to the agreement (Note 9(a)).

In connection with the acquisition of the Santa Fe exploration concessions, a total of 2,746,780 remains as shares to be issued with a total value of $7,813. This is pursuant to the agreement (Note 9(b)).